December 6, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Zurich YieldWise Money Fund, Zurich YieldWise Government Money Fund and Zurich YieldWise Municipal Money Fund, each a series of Zurich YieldWise Funds (Reg. No. 333-21187) (811-8047) (the "Trust") Post Effective Amendment No. 6 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 1999.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at 617/295-2592.


                                            Very truly yours,



                                            Zurich YieldWise Funds


                                        By: /s/Caroline Pearson
                                            Caroline Pearson
                                            Assistant Secretary